Related party transactions and balances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions And Balances
Schedule of related party transactions

	Three months ended June 30, 2020		Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
	$		$	$	$
Related party transaction included within interest expense:
Interest expenses on promissory notes issued to relatives of the Chairman & Chief Executive Officer of the Company	79,171		74,780	157,963	149,562
Interest expense on lines of credit payable to the Chairman & Chief Executive Officer of the Company and his spouse	363,001		338,895	719,455	672,145
Interest expense related to the modification of stock options held by the Chairman and Chief Executive Officer of the Company and his spouse related to financing provided	-		1,085,371	-	1,085,371
Related party transactions including within selling, general and administration expenses:
Consulting fees to the Chairman & Chief Executive Officer of the Company accrued on the line of credit available to the Company	62,400		47,400	124,800	94,800
Stock options granted to four members of the Board of Directors of the Company	-		505,832	-	770,421
Selling, general and administration expense related to the modification of stock options to three members of the Board of Directors		-	799,625	-	799,625
Related party transactions included within product development expense:
Consulting fees to a relative of the Chairman and Chief Executive Officer of the Company	30,000		60,000	60,000	60,000

	Year Ended December 31, 2019	Year Ended December 31, 2018

Related party transaction included within interest expense:
Interest expense on promissory notes issued to relatives of the Chairman and Chief Executive Officer of the Company	$321,626	$299,126
Interest expense on lines of credit payable to the Chairman and Chief Executive Officer of the Company and his spouse	$1,365,967	$1,287,822
Interest expense related to the modification of stock options held by the Chairman and Chief Executive Officer of the Company and his spouse related to financing provided	$1,085,371	$-
Stock-based compensation related to stock options granted to a director of the Company	$2,158,441	$-

Related party transactions included within selling, general and administrative expenses:
Consulting fees to the Chairman and Chief Executive Officer of the Company accrued on the line of credit available to the Company	$189,600	$189,600
Stock-based compensation related to stock options granted to four directors of the Company	$770,421	$-
Selling, general and administrative expenses related to the modification of stock options to three directors of the Company	$29,204	$-

Related party transactions included within selling, general and administrative expenses:
Consulting fees to a relative of the Chairman and Chief Executive Officer of the Company	$120,000	$-

	Year Ended December 31, 2018	Year Ended December 31, 2017

Related party transaction included within interest expense:
Interest expenses on promissory notes issued to relatives of the Chairman & Chief Executive Officer of the Company	$299,125	$299,125
Interest expense on lines of credit payable to the Chairman and Chief Executive Officer of the Company and his spouse	$1,287,822	$1,202,250

Related party transactions including within selling, general and administration expenses:
Consulting fees to the Chairman & Chief Executive Officer of the Company accrued on the line of credit available to the Company	$189,600	$189,600
Stock-based compensation related to stock options granted a Director of the Company	$-	$70,489